Designated accounting hedges - Summary of Items Designated as Hedging Instruments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	$ 11,888,377
Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	6,765,396
Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	3,285,154
Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,837,827
Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	433,200	$ 442,430
Fair value of the hedging derivatives, Assets	4,298	2,873
Fair value of the hedging derivatives, liabilities	2,050	2,182
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	1,890	1,620
Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	178,495	195,424
Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	204,299	210,329
Hedging instrument [member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	50,406	36,677
Cash flow hedges [member] | Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	96,810	72,527
Fair value of the hedging derivatives, Assets	1,533	1,164
Fair value of the hedging derivatives, liabilities	428	377
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	1,967	3,258
Cash flow hedges [member] | Hedging instrument [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	40,826	29,207
Fair value of the hedging derivatives, Assets	1,383	1,008
Fair value of the hedging derivatives, liabilities	419	366
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	686	713
Cash flow hedges [member] | Hedging instrument [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	53,148	41,233
Fair value of the hedging derivatives, liabilities	7	8
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	568	1,625
Cash flow hedges [member] | Hedging instrument [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	2,836	2,087
Fair value of the hedging derivatives, Assets	150	156
Fair value of the hedging derivatives, liabilities	2	3
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	713	920
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	25,210	17,831
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	21,322	14,559
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,052	1,462
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	2,836	1,810
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	68,755	53,103
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	19,504	14,648
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	49,251	38,178
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument		277
Cash flow hedges [member] | Hedging instrument [member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	2,845	1,593
Cash flow hedges [member] | Hedging instrument [member] | Over 5 years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	2,845	1,593
NIFO hedges [member] | Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	41,733	39,742
Fair value of the hedging derivatives, Assets	55	15
Fair value of the hedging derivatives, liabilities	107	106
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(297)	(267)
NIFO hedges [member] | Hedging instrument [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	8,934	7,658
Fair value of the hedging derivatives, Assets	55	15
Fair value of the hedging derivatives, liabilities	107	106
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(64)	(51)
NIFO hedges [member] | Hedging instrument [member] | Deposits [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	32,799	32,084
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(233)	(216)
NIFO hedges [member] | Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	41,733	39,742
NIFO hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	8,934	7,658
NIFO hedges [member] | Hedging instrument [member] | Within 1 year [member] | Deposits [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	32,799	32,084
Fair value hedges [member] | Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	294,657	330,161
Fair value of the hedging derivatives, Assets	2,710	1,694
Fair value of the hedging derivatives, liabilities	1,515	1,699
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	220	(1,371)
Fair value hedges [member] | Hedging instrument [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	58,556	41,491
Fair value of the hedging derivatives, Assets	2,667	1,617
Fair value of the hedging derivatives, liabilities	526	758
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	63	51
Fair value hedges [member] | Hedging instrument [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	206,770	267,334
Fair value of the hedging derivatives, Assets	43	77
Fair value of the hedging derivatives, liabilities	988	926
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(158)	(2,116)
Fair value hedges [member] | Hedging instrument [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	29,331	21,336
Fair value of the hedging derivatives, liabilities	1	15
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	315	694
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	111,552	137,851
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	17,314	13,249
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	86,092	118,011
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	8,146	6,591
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	135,544	157,226
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	33,774	25,647
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	83,050	117,322
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	18,720	14,257
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	47,561	35,084
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	7,468	2,595
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	37,628	32,001
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	$ 2,465	$ 488